                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

            Read instructions at end of form before preparing form.

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1.       Name and address of issuer:
         The Diversified Investors Funds Group II



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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes)                                                      [X]

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3.       Investment Company Act File Number:       811-07495

         Securities Act File Number:       333-00295

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4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2002

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                       $ 1,659,597,412
                                                                                                   -------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $        638,126,617
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                  -
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                     -$   638,126,617
                    Items 5(ii) and 5(iii):                                                        -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from Item
                    5(i):                                                                        $ 1,021,470,795
                                                                                                   -------------


  (vi)              Redemption credits available for use in         $(                   )
                    future years -- if Item 5(i) is less than         -------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 X       .0000809
                    (See Instruction C.9):                                                         -------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(vii)] enter "0" (if no fee is due):                                  =$     82,636.99
                                                                                                   =============

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                   ------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$
                                                                  --------------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 20, 2003


         Method of Delivery:
                 [X]   Wire Transfer
                 [ ]   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)(1)          /s/ ROBERT F. COLBY
                                  -----------------------------
                                   SECRETARY

Date       March 20, 2003
    ---------------------------

(1)Please print the name and title of the signing officer below the signature.

24F2 Fees
Diversified Investors Strategic Allocation Funds
For the period ended December 31, 2002

                                            98256       98257           98258                98740          98745
                                            SHORT       INTERMEDIATE    LONG/INTERMEDIATE    SHORT/INT      LONG         TOTAL
SAFS                                        HORIZON     HORIZON         HORIZON              HORIZON        HORIZON      -----

Proceeds from issuance of shares....        62,327,805  153,245,233     141,151,066          36,099,388     86,362,109   479,185,601
Proceeds from dividends reinvested..         3,387,347    7,034,620       5,165,155           2,460,859        552,382    18,600,363
                                       ---------------------------------------------------------------------------------------------
Aggregate securities sold...........        65,715,152  160,279,853     146,316,221          38,560,247     86,914,491   497,785,964

Value of shares redeemed............        29,319,402   74,954,582      60,363,902          16,919,046     30,662,545   212,219,477
                                       ---------------------------------------------------------------------------------------------
Net Change                                  36,395,750   85,325,271      85,952,319          21,641,201     56,251,946   285,566,487
                                       ---------------------------------------------------------------------------------------------
12/31/01 Cash Flow                           (569,179)    (814,660)       (632,969)           (378,312)      (451,180)   (2,846,300)
                                       ---------------------------------------------------------------------------------------------
Net Change                                  35,826,571   84,510,611      85,319,350          21,262,889     55,800,766   282,720,187
                                       =============================================================================================
                                                                                                                         282,720,187


Calculation of Fee:

Total change                           $   282,720,187
                                       -----------------
Calculation @ .0000809 per SEC         $     22,872.06
                                       =================

Per Fund                                      2,898.37     6,836.91        6,902.34            1,702.17       4,514.28     22,872.06